Fair Value Measurements (Details Narrative) (fuboTV Inc.) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Change in fair value of derivative liability					$ 297	$ 128	$ 815	$ (91)
fuboTV Inc. [Member]
Issued and sold principal amount of convertible notes	$ 16,150	$ 16,150	$ 3,050	$ 3,050			16,150	3,050
Repaid of convertible note amount	$ 5,000				1,250	5,000	5,000
Issuance of convertible notes derivatives							2,120	574
Change in fair value of derivative liability								(4,697)
fuboTV Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Issuance of convertible notes derivatives					2,120		2,120	574
Change in fair value of derivative liability								$ 1,074
fuboTV Inc. [Member] | Series E-1 Convertible Preferred Stock [Member]
Conversion of shares, par value	$ 0.001	$ 0.001				$ 0.001